Loans Receivable, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long term loan receivable	¥ 56,430
Securities received as collateral	370,400		¥ 508,600
Loan receivables past due	163,376	$ 25,038	105,029
Loan receivables, net	418,947	$ 64,206	654,060
Third Parties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables past due	103,700		206,300
other investors
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables, net	¥ 96,400		¥ 100,700
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan interest rate	4.00%	4.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan interest rate	18.00%	18.00%